Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) Share data in Thousands, except Per Share data, unless otherwise specified	1 Months Ended	12 Months Ended
	May 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary Of Significant Accounting Policies [Line Items]
Share price		$ 24.37
Proceeds from initial public offering, net of underwriting discounts and commissions and other offering expenses	$ 103,100,000	$ 103,090,000
Underwriting discounts and commission on IPO	8,100,000
Offering expenses	3,800,000
Number of shares of common stock issued upon automatic conversion of convertible preferred stock	34,300	34,300
Restricted cash		0	200,000
Impairment of goodwill		0
Goodwill		9,240,000	0
Impairment of long lived asset		0	0
Future period share-based compensation expense		74,500,000
Future period share-based compensation expense, period to recognized		3 years 6 months
Advertising expense		12,700,000	6,500,000	3,500,000
Customer Concentration Risk | Accounts Receivable
Summary Of Significant Accounting Policies [Line Items]
Number of customers		0	0
Customer Concentration Risk | Accounts Receivable | Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue or receivables		10.00%	10.00%
Customer Concentration Risk | Revenue
Summary Of Significant Accounting Policies [Line Items]
Number of customers		0	0
Customer Concentration Risk | Revenue | Maximum
Summary Of Significant Accounting Policies [Line Items]
Percentage of total revenue or receivables		10.00%	10.00%
Performance Awards
Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense		12,700,000
Service condition for performance awards		4 years
Capitalized Internal-Use Software
Summary Of Significant Accounting Policies [Line Items]
Weighted average useful life of capitalized internal use software		3 years 2 months 12 days
IPO
Summary Of Significant Accounting Policies [Line Items]
Shares of common stock sold in initial public offering	12,800
Share price	$ 9.00
Prior to IPO | Performance Awards
Summary Of Significant Accounting Policies [Line Items]
Share-based compensation expense		$ 0